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May 16, 2014

VIA EDGAR

Anu Dubey

U.S. Securities and Exchange Commission

Office of Disclosure and Review

Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the “Trust”)
485BPOS Filing - XBRL

Dear Ms. Dubey:

On behalf of First Eagle Funds, we herewith transmit the enclosed 485BPOS filing pursuant to Rule 485(b) under the Securities Act of 1933. This filing is being made for the purposes of submitting exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Trust’s Post-Effective Amendment No. 62.

If you have any questions concerning this filing, please call me at (212) 848-7795 or Nathan J. Greene at (212) 848-4668.

Sincerely,

/s/ Jason C. Spears
Jason C. Spears

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